Short-term borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term borrowings
1 3 .	Short-term borrowings

	As of December 31,
	2019	2020
Secured short term bank borrowings	83,600,000	39,695,606

The weighted average interest rate per annum for the Group’s bank loans was 5.96%,
5.32% and 5.01% respectively for the
years
ended December 31,
2018, 2019
 and 2020. The Group’s bank loans were secured by the pledge of Group’s buildings and land use rights plus personal guarantees provided by related parties. As of December 31, 2019 and 2020, the total net book amounts of pledged assets were RMB 113,922,053 and RMB 108,769,677 respectively (Note
8
 and
9
), and the total guaranteed amounts provided by related parties were RMB 70,000,000 and RMB 70,000,000 respectively. The effective period of guarantees provided by related parties was within the period from July 29, 2020 to July 29, 2023.
The fair values of personal guarantee provided by the related parties for the Company’s loan were not significant as of December 31, 2019 and 2020 respectively.